DISAGGREGATED REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM CONTRACTS WITH CUSTOMERS

The following is the Company’s revenue from contracts with customers that are recognized at a point in time, in accordance with ASC Topic 606, by major transactional based services:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000

Securities brokerage services
Securities brokerage commission income	1,750	3,513	2,145	276
Securities brokerage handling fee	162	261	349	45
	1,912	3,774	2,494	321

Placing services
Placing commission income	3,776	8,237	-	-

Asset management services
Fund setup fee	-	308	-	-
Fund subscription fee	756	81	247	32
	756	389	247	32

Total revenues recognized at a point in time	6,444	12,400	2,741	353

The following is the Company’s revenue from contracts with customers for services recognized over a period of time in accordance with ASC Topic 606, by major service type:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD’000	HKD’000	HKD’000	US$’000
Interest income
Margin financing	6,990	5,981	3,059	394

Asset management services
Management fee income	5,843	3,558	3,948	508

Total revenues recognized over a period of time	12,833	9,539	7,007	902